Financial assets, liabilities and financial result (excluding Orange Bank) - Net of the profit related to BT securities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Effect in the consolidated net income of the investment in BT	€ (119)	€ (51)	€ (372)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Impairment on BT shares before hedge of FX risk			(325)
Effect in the consolidated net income of the investment in BT	(119)	(51)	(372)
Financial assets available-for-sale, category [member]
Disclosure of detailed information about financial instruments [line items]
Foreign exchange hedging effect			(126)
Impact of 2017 sale			(22)
Impact of 2018 sales			(271)
Dividends received			47
Effect in the consolidated net income of the investment in BT			€ (372)
Investments securities, BT Shares [member] | Financial assets available-for-sale, category [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Impact of 2017 sale		(2)
Impact of 2018 sales		(93)
Dividends received		44
Effect in the consolidated net income of the investment in BT		€ (51)
Investments securities, BT Shares [member] | Financial assets at fair value through profit or loss, category [member] | Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Impact of 2018 sales	(119)
Effect in the consolidated net income of the investment in BT	€ (119)